RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

15. RELATED PARTY TRANSACTIONS

a.Transactions

The Group entered into the following transactions with related parties:

	Nine months ended September 30,
Transactions	2019	2020
	RMB	RMB
	Unaudited	Unaudited
Balance netting off with Shandong Shichuang Software Engineering Co., Ltd., an entity controlled by Executive Principal of Ambow Research Center (Note i)	—	572
Loan to Beijing QC Technology Company Limited, an entity significantly influenced by a member of management team of the Company (Note ii)	—	3,000
Service (purchased from) Jinan QCY Intelligent Technology Co., Ltd., an entity significantly influenced by a member of management team of the Company	—	(2,551)
Service provided to /(purchased from) Beijing QC Technology Company Limited, an entity significantly influenced by a member of management team of the Company	950	(928)
Service (purchased from) URSUS Information Technology (Beijing) Company Limited, an entity significantly influenced by a member of management team of the Company	(873)	—

Note (i) The Company reversed the net off of the amount due to Shandong Shichuang Software Engineering Co., Ltd. in RMB 572 upon receipt of such amount in the nine months ended September 30, 2020.

Note (ii) Loan to Beijing QC Technology Company Limited   in the amount of RMB 3,000 was for operational purpose without interest and a due date at September 30, 2021.

b.The Group had the following balances with related parties:

	Amounts due from related parties		Amounts due to related parties
	As of		As of
	December 31,	September 30,	December 31,	September 30,
Relationship	2019	2020	2019	2020
	RMB	RMB	RMB	RMB
		Unaudited		Unaudited
Entity controlled by Executive Principal of Ambow Research Center - Shandong Shichuang Software Engineering Co., Ltd. (Note a. i)	—	—	1,845	2,417
Entity significantly influenced by a member of management team of the Company - Beijing QC Technology Company Limited (Note a. ii)	2,028	5,029	126	1,328
Entity significantly influenced by a member of management team of the Company - URSUS Information Technology (Beijing) Company Limited	202	201	—	—
Entity significantly influenced by a member of management team of the Company - Beijing HJRT Technology Co., Ltd.	88	154	—	—
Entity significantly influenced by a member of management team of the Company - Jinan QCY Intelligent Technology Co., Ltd.	—	775	—	1,002
Borrowing from a member of management team of the Company	—	—	—	129
	2,318	6,159	1,971	4,876